Cost of Sales	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Cost of Sales
8.	COST OF SALES

Years ended,	March 31, 2022	March 31, 2021	March 31, 2020

Total cost of sales is comprised of:
Cost of steel revenue	$2,054.6	$1,457.9	$1,822.7
Cost of freight revenue	173.1	150.4	175.1
Cost of non-steel revenue	64.3	29.4	39.2

	$2,292.0	$1,637.7	$2,037.0

Inventories recognized as cost of sales:	$2,118.9	$2,974.6	$1,861.9

Net inventory write-downs as a result of net realizable value lower than cost included in cost of sales:	$2.8	$2.5	$—

Amortization
included in cost of steel revenue for the year ended March 31, 2022 was $
86.7
 million (March 31, 2021 - $
86.8
 million and March 31, 2020 - $
127.6
million). Wages and
benefits

included in cost of steel revenue for the year ended March 31, 2022 was $
305.6
million (March 31, 2021 - $
288.8
 million and March 31, 2020
—
$
325.1
million).
Government Grant (Canada Emergency Wage Subsidy)
The Government of Canada passed the CEWS (Canada Emergency Wage Subsidy) in response to the
COVID-19
pandemic. For the year ended March 31, 2022, the Company did not receive CEWS funding. For the year ended March 31, 2021, the Company recorded a $52.8 million reduction to cost of sales in connection with the CEWS (March 31, 2020 – nil)
.
Federal Greenhouse Gas Pollution Pricing Act
On June 28, 2019, the Company became subject to the Federal Greenhouse Gas Pollution Pricing Act (the “Carbon Tax Act”). The Carbon Tax Act was enacted with retroactive effect to January 1, 2019. During the year ended March 31, 2022, total Carbon Tax recognized as a reduction

in cost of sales was $
0.6
 million. During the year ended March 31, 2021, total carbon tax recognized as an expense in cost of sales was $
13.4
 million (March 31, 2020 – $
6.9

million).
United States Steel Tariff
On June 1, 2018, Canadian Steel producers became subject to 25% tariffs on all steel revenues earned on shipments made to the United States. On May 17, 2019, the United States announced a complete lifting of this tariff effective May 20, 2019. For the years ended March 31, 2022 and March 31, 2021, there were no tariff costs included in the cost of sales (March 31, 2020 – $27.8 million).